ING Mutual Funds

ING Russia Fund

Supplement dated October 29, 2007

to the Class A, Class B and Class C shares Prospectus

Dated February 28, 2007

Effective immediately, the Prospectus is revised as follows:

Bernard Mignon is deleted as portfolio manager to ING Russia Fund. All references to Mr. Mignon relating to ING Russia Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Mutual Funds

ING Russia Fund

Supplement dated October 29, 2007

to the Class A, Class B, Class C, Class I,

Class O and Class Q shares

Statement of Additional Information (“SAI”)

Dated February 28, 2007

Effective immediately, the SAI is revised as follows:

Bernard Mignon is deleted as portfolio manager to ING Russia Fund. All references to Mr. Mignon are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE